UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22406

Mirae Asset Discovery Funds
(Exact name of registrant as specified in charter)

One Bryant Park, 39th Floor, New York, NY	10036
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:   (212) 205-8300

Date of fiscal year end:   April 30

Date of reporting period:   January 31, 2011

Item 1. Schedule of Investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Sector Leader Fund	January 31, 2011
(unaudited)

	Shares	Value
Common Stocks (79.9%)
African Rainbow Minerals Ltd. (Metals & Mining)	9,200	$270,396
Air China Ltd., H Shares* (Airlines)	72,000	74,298
Alliance Global Group, Inc. (Food & Staples Retailing)	539,725	141,009
Aurobindo Pharma Ltd. (Pharmaceuticals)	3,333	86,395
Baidu, Inc. - Sponsored ADR* (Internet Software & Services)	4,526	491,659
Banco do Brasil SA (Commercial Banks)	15,600	278,515
BR Properties SA (Real Estate Management & Development)	15,600	156,945
Capitec Bank Holdings Ltd. (Commercial Banks)	16,300	347,354
Catcher Technology Co. Ltd. (Computers & Peripherals)	56,000	230,508
Cheil Industries, Inc. (Chemicals)	2,525	268,866
China Bluechemical Ltd., H Shares (Chemicals)	288,000	237,309
China Construction Bank Corp., H Shares (Commercial Banks)	261,000	228,597
China Resources Enterprise Ltd. (Food & Staples Retailing)	78,000	306,808
China Shipping Container Lines Co. Ltd., H Shares* (Marine)	206,000	95,804
Ctrip.com International Ltd. - ADR* (Hotels, Restaurants & Leisure)	3,296	135,663
Cummins India Ltd. (Machinery)	6,472	103,294
Duratex SA (Paper & Forest Products)	23,000	220,769
Evraz Group SA - Registered GDR* (Metals & Mining)	10,925	432,630
Far Eastern Department Stores Ltd. (Multiline Retail)	123,000	216,963
Gafisa SA - ADR (Household Durables)	14,850	185,922
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)	13,855	92,704
Hengan International Group Co. Ltd. (Personal Products)	20,500	154,124
Hindalco Industries Ltd. (Metals & Mining)	13,988	70,646
HTC Corp. (Communications Equipment)	6,000	200,622
Hyflux Ltd. (Water Utilities)	88,303	155,256
Hynix Semiconductor, Inc.* (Semiconductors & Semiconductor Equipment)	7,810	206,091
Hyundai Heavy Industries Co. Ltd. (Machinery)	302	131,535
ICICI Bank Ltd. (Commercial Banks)	7,296	163,267
Indofood Agri Resources Ltd.* (Food Products)	49,734	97,684
IRSA Inversiones y Representaciones SA - Sponsored ADR (Real Estate Management & Development)	17,600	279,840
ITC Ltd. (Tobacco)	28,354	100,433
Kia Motors Corp. (Automobiles)	4,617	225,290
L'Occitane International SA* (Specialty Retail)	71,750	191,422
LG Chem Ltd. (Chemicals)	886	332,980
LS Industrial Systems Co. Ltd. (Electrical Equipment)	2,302	156,454
LSR Group - Registered GDR* (Construction Materials)	23,600	230,100
Magnesita Refratarios SA* (Construction Materials)	30,000	172,236
Mahindra & Mahindra Ltd. (Automobiles)	7,106	110,425
Mills Estruturas e Servicos de Engenharia SA (Trading Companies & Distributors)	10,000	125,323
Mongolian Mining Corp.* (Metals & Mining)	149,000	200,864
Naspers Ltd. (Media)	5,100	266,479
Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	72,000	101,770
NovaTek OAO - Registered Sponsored GDR (Oil, Gas & Consumable Fuels)	2,670	302,425
OCI Co. Ltd.* (Chemicals)	833	283,402
OGX Petroleo e Gas Participacoes SA* (Oil, Gas & Consumable Fuels)	10,000	103,246
Ping An Insurance Group Co. of China Ltd., H Shares (Insurance)	38,500	383,456
PT Bank Mandiri Tbk (Commercial Banks)	247,301	162,716
PT Gudang Garam Tbk (Tobacco)	21,768	89,667
PT Mitra Adiperkasa Tbk (Multiline Retail)	266,097	63,808
Rosneft Oil Co. - Registered GDR (Oil, Gas & Consumable Fuels)	53,700	460,805
Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	414	363,876
Sberbank of Russia (Commercial Banks)	90,782	317,737
Semirara Mining Corp. (Oil, Gas & Consumable Fuels)	15,664	70,729
Shanghai Electric Group Co. Ltd., H Shares (Electrical Equipment)	356,000	213,413
Tata Consultancy Services Ltd. (IT Services)	6,219	157,084
The Foschini Group Ltd. (Specialty Retail)	10,900	120,679
Tingyi Holding Corp. (Food Products)	66,000	161,967
TPK Holding Co. Ltd.* (Electronic Equipment, Instruments & Components)	11,000	268,198
Zhongpin, Inc.* (Food Products)	8,647	163,428
TOTAL COMMON STOCKS (Cost $12,004,831)		11,961,885

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Sector Leader Fund	January 31, 2011
(unaudited)

		Shares or Principal Amount	Value
Preferred Stocks (11.4%)
Itau Unibanco Holding SA Preferred Shares - ADR (Commercial Banks)		18,200	$391,300
Petroleo Brasileiro SA Preferred Shares (Oil, Gas & Consumable Fuels)		31,100	505,429
Vale Fertilizantes SA Preferred Shares* (Chemicals)		26,700	305,138
Vale SA Preferred Shares - Sponsored ADR (Metals & Mining)		16,200	501,876

TOTAL PREFERRED STOCKS (Cost $1,679,335)			1,703,743

Cash Equivalent (5.6%)
Citibank Money Market Deposit Account, 0.05%		$839,908	839,908

TOTAL CASH EQUIVALENT (Cost $839,908)			839,908

TOTAL INVESTMENTS (Cost $14,524,074) — 96.9%			14,505,536

Net other assets (liabilities) — 3.1%			469,461

NET ASSETS — 100.0%			$14,974,997

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

GEM Sector Leader Fund invested in the following industries as of January 31, 2011:
		Value	% of Net Assets
Airlines		$74,298	0.5%
Automobiles		335,715	2.2%
Chemicals		1,427,695	9.5%
Commercial Banks		1,889,486	12.6%
Communications Equipment		200,622	1.3%
Computers & Peripherals		230,508	1.5%
Construction Materials		402,336	2.7%
Electrical Equipment		369,867	2.4%
Electronic Equipment, Instruments & Components		268,198	1.8%
Food & Staples Retailing		447,817	3.0%
Food Products		423,079	2.9%
Hotels, Restaurants & Leisure		135,663	0.9%
Household Durables		185,922	1.2%
IT Services		157,084	1.1%
Insurance		383,456	2.6%
Internet Software & Services		491,659	3.3%
Machinery		234,829	1.6%
Marine		95,804	0.6%
Media		266,479	1.8%
Metals & Mining		1,476,412	9.9%
Multiline Retail		280,771	1.9%
Oil, Gas & Consumable Fuels		1,442,634	9.7%
Paper & Forest Products		322,539	2.2%
Personal Products		154,124	1.0%
Pharmaceuticals		179,099	1.2%
Real Estate Management & Development		436,785	2.9%
Semiconductors & Semiconductor Equipment		569,967	3.8%
Specialty Retail		312,101	2.1%
Tobacco		190,100	1.3%
Trading Companies & Distributors		125,323	0.8%
Water Utilities		155,256	1.0%
Other**		1,309,369	8.7%
Total		$14,974,997	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Sector Leader Fund	January 31, 2011
(unaudited)

GEM Sector Leader Fund invested in securities with exposure to the following countries as of January 31, 2011:
	Value	% of Net Assets
Argentina	$279,840	1.9%
Brazil	2,946,699	19.7%
China	2,339,718	15.6%
Hong Kong	600,000	4.1%
India	884,248	6.0%
Indonesia	316,191	2.1%
Mongolia	200,864	1.3%
Philippines	211,738	1.4%
Russia	1,743,697	11.6%
Singapore	252,940	1.7%
South Africa	1,004,908	6.7%
South Korea	1,968,494	13.1%
Taiwan	916,291	6.1%
Other**	1,309,369	8.7%
Total	$14,974,997	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Sector Leader Fund	January 31, 2011
(unaudited)

		Shares or Principal Amount	Value
Common Stocks (94.0%)
Air China Ltd., H Shares* (Airlines)		106,000	$109,384
Alliance Global Group, Inc. (Food & Staples Retailing)		738,275	192,883
Aurobindo Pharma Ltd. (Pharmaceuticals)		5,745	148,916
Baidu, Inc. - Sponsored ADR* (Internet Software & Services)		5,674	616,367
Catcher Technology Co. Ltd. (Computers & Peripherals)		70,000	288,135
Cheil Industries, Inc. (Chemicals)		3,558	378,862
China Bluechemical Ltd., H Shares (Chemicals)		364,000	299,932
China Construction Bank Corp., H Shares (Commercial Banks)		326,000	285,527
China Resources Enterprise Ltd. (Food & Staples Retailing)		96,000	377,609
China Shipping Container Lines Co. Ltd., H Shares* (Marine)		258,000	119,987
Ctrip.com International Ltd. - ADR* (Hotels, Restaurants & Leisure)		4,836	199,050
Cummins India Ltd. (Machinery)		13,057	208,391
Far Eastern Department Stores Ltd. (Multiline Retail)		145,000	255,770
Hengan International Group Co. Ltd. (Personal Products)		25,500	191,715
Hindalco Industries Ltd. (Metals & Mining)		39,689	200,448
HTC Corp. (Communications Equipment)		8,000	267,496
Hyflux Ltd. (Water Utilities)		153,088	269,162
Hynix Semiconductor, Inc.* (Semiconductors & Semiconductor Equipment)		9,790	258,339
Hyundai Heavy Industries Co. Ltd. (Machinery)		397	172,912
ICICI Bank Ltd. (Commercial Banks)		11,425	255,664
Indofood Agri Resources Ltd.* (Food Products)		71,932	141,283
ITC Ltd. (Tobacco)		49,078	173,839
Keppel Corp. Ltd. (Industrial Conglomerates)		13,000	119,550
Kia Motors Corp. (Automobiles)		5,785	282,283
L'Occitane International SA* (Specialty Retail)		90,000	240,111
LG Chem Ltd. (Chemicals)		1,102	414,158
LS Industrial Systems Co. Ltd. (Electrical Equipment)		3,259	221,496
Mahindra & Mahindra Ltd. (Automobiles)		13,223	205,481
Mongolian Mining Corp.* (Metals & Mining)		186,500	251,418
Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)		104,000	147,001
OCI Co. Ltd.* (Chemicals)		1,019	346,683
Ping An Insurance Group Co. of China Ltd., H Shares (Insurance)		48,500	483,055
PT Bank Mandiri Tbk (Commercial Banks)		427,199	281,083
PT Gudang Garam Tbk (Tobacco)		232	956
PT Mitra Adiperkasa Tbk (Multiline Retail)		452	108
Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)		580	509,778
Semirara Mining Corp. (Oil, Gas & Consumable Fuels)		27,136	122,529
Shanghai Electric Group Co. Ltd., H Shares (Electrical Equipment)		446,000	267,366
Tata Consultancy Services Ltd. (IT Services)		12,051	304,392
Tingyi Holding Corp. (Food Products)		82,000	201,232
TPK Holding Co. Ltd.* (Electronic Equipment, Instruments & Components)		13,000	316,962
Zhongpin, Inc.* (Food Products)		10,833	204,744
TOTAL COMMON STOCKS (Cost $10,205,311)			10,332,057

Cash Equivalent (1.9%)
Citibank Money Market Deposit Account, 0.05%		$209,601	209,601

TOTAL CASH EQUIVALENT (Cost $209,601)			209,601

TOTAL INVESTMENTS (Cost $10,414,912) — 95.9%			10,541,658

Net other assets (liabilities) — 4.1%			445,770

NET ASSETS — 100.0%			$10,987,428

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Sector Leader Fund	January 31, 2011
(unaudited)

Asia Sector Leader Fund invested in the following industries as of January 31, 2011:
	Value	% of Net Assets
Airlines	$109,384	1.0%
Automobiles	487,764	4.5%
Chemicals	1,439,635	13.1%
Commercial Banks	822,274	7.5%
Communications Equipment	267,496	2.4%
Computers & Peripherals	288,135	2.6%
Electrical Equipment	488,862	4.4%
Electronic Equipment, Instruments & Components	316,962	2.9%
Food & Staples Retailing	570,492	5.2%
Food Products	547,259	5.0%
Hotels, Restaurants & Leisure	199,050	1.8%
IT Services	304,392	2.8%
Industrial Conglomerates	119,550	1.1%
Insurance	483,055	4.4%
Internet Software & Services	616,367	5.6%
Machinery	381,303	3.5%
Marine	119,987	1.1%
Metals & Mining	451,866	4.1%
Multiline Retail	255,878	2.3%
Oil, Gas & Consumable Fuels	122,529	1.1%
Paper & Forest Products	147,001	1.3%
Personal Products	191,715	1.7%
Pharmaceuticals	148,916	1.4%
Semiconductors & Semiconductor Equipment	768,117	7.0%
Specialty Retail	240,111	2.2%
Tobacco	174,795	1.6%
Water Utilities	269,162	2.4%
Other**	655,371	6.0%
Total	$10,987,428	100.0%

Asia Sector Leader Fund invested in securities with exposure to the following countries as of January 31, 2011:
	Value	% of Net Assets
China	$2,978,359	27.0%
Hong Kong	764,721	6.9%
India	1,497,131	13.7%
Indonesia	282,147	2.6%
Mongolia	251,418	2.3%
Philippines	315,412	2.9%
Singapore	529,995	4.8%
South Korea	2,584,511	23.6%
Taiwan	1,128,363	10.2%
Other**	655,371	6.0%
Total	$10,987,428	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
China Sector Leader Fund	January 31, 2011
(unaudited)

		Shares or Principal Amount	Value
Common Stocks (95.4%)
Alibaba.com Ltd. (Internet Software & Services)		180,500	$358,084
China ITS Holdings Co. Ltd.* (Electronic Equipment, Instruments & Components)		123,000	80,936
China Molybdenum Co. Ltd., H Shares (Metals & Mining)		428,000	409,752
China National Building Material Co. Ltd., H Shares (Construction Materials)		150,000	371,652
China Oilfield Services Ltd., H Shares (Energy Equipment & Services)		96,000	185,096
China Pharmaceutical Group Ltd. (Pharmaceuticals)		620,000	341,874
China Suntien Green Energy Corp., H Shares* (Oil, Gas & Consumable Fuels)		1,323,000	330,609
Chongqing Rural Commercial Bank Co. Ltd., H Shares* (Commercial Banks)		607,000	411,082
CITIC Dameng Holdings Ltd.* (Metals & Mining)		1,036,000	357,024
Ctrip.com International Ltd. - ADR* (Hotels, Restaurants & Leisure)		7,393	304,296
Dongfang Electric Corp. Ltd., H Shares (Electrical Equipment)		89,000	375,918
Evergrande Real Estate Group Ltd. (Real Estate Management & Development)		747,000	395,081
GOME Electrical Appliances Holdings Ltd.* (Specialty Retail)		978,000	370,055
Goodbaby International Holdings Ltd.* (Leisure Equipment & Products)		543,000	354,268
Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)		103,000	327,042
Pou Sheng International (Holdings) Ltd.* (Specialty Retail)		2,294,000	368,820
Shandong Chenming Paper Holdings Ltd., H Shares (Paper & Forest Products)		388,500	332,781
Simcere Pharmaceutical Group - ADR* (Pharmaceuticals)		9,735	124,803
Sinopharm Group Co. Ltd., H Shares (Health Care Providers & Services)		71,200	251,224
SITC International Holdings Co. Ltd.* (Marine)		444,000	289,728
Sohu.com, Inc.* (Internet Software & Services)		4,200	325,836
Tencent Holdings Ltd. (Internet Software & Services)		15,000	391,390
Trony Solar Holdings Co. Ltd.* (Semiconductors & Semiconductor Equipment)		576,000	372,212
Zhuzhou CSR Times Electric Co. Ltd., H Shares (Electrical Equipment)		89,000	343,207
TOTAL COMMON STOCKS (Cost $7,846,706)			7,772,770

Cash Equivalent (5.2%)
Citibank Money Market Deposit Account, 0.05%		$420,359	420,359

TOTAL CASH EQUIVALENT (Cost $420,359)			420,359

TOTAL INVESTMENTS (Cost $8,267,065) — 100.6%			8,193,129

Net other assets (liabilities) — (0.6)%			(45,354)

NET ASSETS — 100.0%			$8,147,775

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
China Sector Leader Fund	January 31, 2011
(unaudited)

China Sector Leader Fund invested in the following industries as of January 31, 2011:
	Value	% of Net Assets
Commercial Banks	$411,082	5.0%
Construction Materials	371,652	4.6%
Electrical Equipment	719,125	8.8%
Electronic Equipment, Instruments & Components	80,936	1.0%
Energy Equipment & Services	185,096	2.3%
Health Care Providers & Services	251,224	3.1%
Hotels, Restaurants & Leisure	304,296	3.7%
Internet Software & Services	1,075,310	13.2%
Leisure Equipment & Products	354,268	4.3%
Marine	289,728	3.6%
Metals & Mining	1,093,818	13.4%
Oil, Gas & Consumable Fuels	330,609	4.1%
Paper & Forest Products	332,781	4.1%
Pharmaceuticals	466,677	5.7%
Real Estate Management & Development	395,081	4.9%
Semiconductors & Semiconductor Equipment	372,212	4.6%
Specialty Retail	738,875	9.0%
Other**	375,005	4.6%
Total	$8,147,775	100.0%

China Sector Leader Fund invested in securities with exposure to the following countries as of January 31, 2011:
	Value	% of Net Assets
China	$7,062,076	86.7%
Hong Kong	710,694	8.7%
Other**	375,005	4.6%
Total	$8,147,775	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Brazil Sector Leader Fund	January 31, 2011
(unaudited)

		Shares or Principal Amount	Value
Common Stocks (65.7%)
Banco Bradesco SA - ADR (Commercial Banks)		16,600	$314,072
Banco do Brasil SA - Sponsored ADR (Commercial Banks)		17,400	319,290
BR Properties SA (Real Estate Management & Development)		15,300	153,927
BRF-Brazil Foods SA - ADR (Food Products)		10,000	166,500
Companhia Brasileira de Distribuicao Grupo Pao de Acucar - Sponsored ADR (Food & Staples Retailing)		4,000	152,640
Companhia Siderurgica Nacional SA - Sponsored ADR (Metals & Mining)		8,000	136,480
Cosan Ltd., Class A (Food Products)		12,000	155,760
Cremer SA (Health Care Equipment & Supplies)		17,000	167,767
Duratex SA (Paper & Forest Products)		29,400	282,201
Even Construtora e Incorporadora SA (Household Durables)		48,000	227,488
Gafisa SA - ADR (Household Durables)		21,000	262,920
HRT Participacoes em Petroleo SA* (Oil, Gas & Consumable Fuels)		200	218,130
Hypermarcas SA* (Personal Products)		6,000	71,414
Itau Unibanco Holding SA (Commercial Banks)		24,800	529,505
Lupatech SA* (Machinery)		20,900	219,419
M Dias Branco SA (Food Products)		3,600	79,693
Magnesita Refratarios SA* (Construction Materials)		54,700	314,043
Mills Estruturas e Servicos de Engenharia SA (Trading Companies & Distributors)		14,000	175,451
OGX Petroleo e Gas Participacoes SA* (Oil, Gas & Consumable Fuels)		15,500	160,031
PDG Realty SA Empreendimentos e Participacoes (Household Durables)		28,800	159,299
PDG Realty SA Empreendimentos e Participacoes - Sponsored ADR (Household Durables)		24,000	252,000
Petroleo Brasileiro SA - ADR (Oil, Gas & Consumable Fuels)		11,932	438,262
Profarma Distribuidora de Produtos Farmaceuticos SA (Health Care Providers & Services)		16,000	139,181
Sul America SA (Insurance)		22,100	244,082
TOTAL COMMON STOCKS (Cost $5,597,595)			5,339,555

Preferred Stocks (31.7%)
Braskem SA Preferred A Shares* (Chemicals)		26,800	337,150
Itau Unibanco Holding SA Preferred Shares - ADR (Commercial Banks)		8,600	184,900
Petroleo Brasileiro SA Preferred Shares (Oil, Gas & Consumable Fuels)		39,100	635,443
Vale Fertilizantes SA Preferred Shares* (Chemicals)		58,500	668,561
Vale SA Preferred Shares - Sponsored ADR (Metals & Mining)		24,200	749,716
TOTAL PREFERRED STOCKS (Cost $2,338,138)			2,575,770

Cash Equivalent (0.9%)
Citibank Money Market Deposit Account, 0.05%		$69,054	69,054

TOTAL CASH EQUIVALENT (Cost $69,054)			69,054

TOTAL INVESTMENTS (Cost $8,004,787) — 98.3%			7,984,379

Net other assets (liabilities) — 1.7%			142,148

NET ASSETS — 100.0%			$8,126,527

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Brazil Sector Leader Fund	January 31, 2011
(unaudited)

Brazil Sector Leader Fund invested in the following industries as of January 31, 2011:
	Value	% of Net Assets
Chemicals	$1,005,711	12.4%
Commercial Banks	1,347,767	16.6%
Construction Materials	314,043	3.9%
Food & Staples Retailing	152,640	1.9%
Food Products	401,953	4.9%
Health Care Equipment & Supplies	167,767	2.1%
Health Care Providers & Services	139,181	1.7%
Household Durables	901,707	11.0%
Insurance	244,082	3.0%
Machinery	219,419	2.7%
Metals & Mining	886,196	10.9%
Oil, Gas & Consumable Fuels	1,451,866	17.9%
Paper & Forest Products	282,201	3.5%
Personal Products	71,414	0.9%
Real Estate Management & Development	153,927	1.9%
Trading Companies & Distributors	175,451	2.1%
Other**	211,202	2.6%
Total	$8,126,527	100.0%

Brazil Sector Leader Fund invested in securities with exposure to the following countries as of January 31, 2011:
	Value	% of Net Assets
Brazil	$7,915,325	97.4%
Other**	211,202	2.6%
Total	$8,126,527	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Great Consumer Fund	January 31, 2011
(unaudited)

	Shares	Value
Common Stocks (92.6%)
7 Days Group Holdings Ltd. - Sponsored ADR* (Hotels, Restaurants & Leisure)	11,087	$201,783
Aeroflot - Russian Airlines (Airlines)	71,300	183,241
Amorepacific Corp.* (Personal Products)	223	216,236
Aurobindo Pharma Ltd. (Pharmaceuticals)	13,518	350,400
Belle International Holdings Ltd. (Specialty Retail)	120,000	206,260
Bidvest Group Ltd. (Industrial Conglomerates)	6,120	131,102
BR Properties SA (Real Estate Management & Development)	24,500	246,484
Capitec Bank Holdings Ltd. (Commercial Banks)	13,500	287,686
Celltrion, Inc.* (Pharmaceuticals)	7,201	231,429
China Agri-Industries Holdings Ltd. (Food Products)	74,000	78,927
China Yurun Food Group Ltd. (Food Products)	41,000	133,291
Clicks Group Ltd. (Multiline Retail)	29,109	160,755
Companhia Brasileira de Distribuicao Grupo Pao de Acucar - Sponsored ADR (Food & Staples Retailing)	6,340	241,934
Cosan Ltd., Class A (Food Products)	20,260	262,975
CTC Media, Inc. (Media)	8,825	195,121
Ctrip.com International Ltd. - ADR* (Hotels, Restaurants & Leisure)	2,054	84,543
Dr. Reddy's Laboratories Ltd. (Pharmaceuticals)	6,401	226,809
EVA Airways Corp.* (Airlines)	168,000	193,048
Far Eastern Department Stores Ltd. (Multiline Retail)	141,000	248,714
Formosa International Hotels Corp. (Hotels, Restaurants & Leisure)	15,000	257,472
Gafisa SA - ADR (Household Durables)	11,450	143,354
Gol Linhas Aereas Inteligentes SA (Airlines)	7,520	107,416
Golden Eagle Retail Group Ltd. (Multiline Retail)	45,000	123,519
GOME Electrical Appliances Holdings Ltd.* (Specialty Retail)	663,000	250,866
Gourmet Master Co. Ltd.* (Hotels, Restaurants & Leisure)	21,000	213,503
Haier Electronics Group Co. Ltd.* (Household Durables)	143,000	149,669
Hengdeli Holdings Ltd. (Specialty Retail)	436,000	247,080
Hypermarcas SA* (Personal Products)	20,300	241,617
I.T Ltd. (Specialty Retail)	354,000	241,568
Iguatemi Empresa de Shopping Centers SA (Real Estate Management & Development)	10,770	232,599
Imperial Holdings Ltd. (Distributors)	12,196	187,450
IRSA Inversiones y Representaciones SA - Sponsored ADR (Real Estate Management & Development)	12,065	191,833
JA Solar Holdings Co. Ltd. - ADR* (Semiconductors & Semiconductor Equipment)	12,380	85,422
LG Chem Ltd. (Chemicals)	1,164	437,459
LSR Group - Registered GDR* (Construction Materials)	20,425	199,144
M Video (Specialty Retail)	19,800	182,338
Magnit - Registered Sponsored GDR (Food & Staples Retailing)	6,850	179,265
Mahindra & Mahindra Ltd. (Automobiles)	21,301	331,011
Naspers Ltd. (Media)	5,200	271,704
New Oriental Education & Technology Group, Inc. - Sponsored ADR* (Diversified Consumer Services)	3,071	302,985
O'key Group LLC - GDR* (Food & Staples Retailing)	17,500	219,625
OCI Co. Ltd.* (Chemicals)	404	137,448
PT Gudang Garam Tbk (Tobacco)	20,000	82,384
PT Kalbe Farma Tbk (Pharmaceuticals)	1,204,500	376,281
PT Mayora Indah Tbk (Food Products)	322,500	360,196
PT Mitra Adiperkasa Tbk (Multiline Retail)	1,540,000	369,279
PT Summarecon Agung Tbk (Real Estate Management & Development)	3,214,500	310,794
Randon SA Implementos e Participacoes (Machinery)	18,000	124,723
Robinson Department Store Public Co. Ltd. (Multiline Retail)	181,500	120,530
Sberbank of Russia (Commercial Banks)	82,400	288,400
Shangri-La Asia Ltd. (Hotels, Restaurants & Leisure)	86,000	223,657
SINA Corp.* (Internet Software & Services)	1,059	90,280
Sparkle Roll Group Ltd. (Distributors)	1,168,000	211,236
Sul America SA (Insurance)	16,800	185,547
TAL Education Group - ADR* (Diversified Consumer Services)	12,735	165,555
The Foschini Group Ltd. (Specialty Retail)	14,200	157,215
TIM Participacoes SA - ADR (Wireless Telecommunication Services)	2,690	102,220
Titan Industries Ltd. (Textiles, Apparel & Luxury Goods)	3,283	257,541
Tofas Turk Otomobil Fabrikasi AS (Automobiles)	43,400	235,105
Trauson Holdings Co. Ltd.* (Health Care Equipment & Supplies)	349,000	168,761
Turk Hava Yollari Anonim Ortakligi* (Airlines)	57,500	186,245
TOTAL COMMON STOCKS (Cost $13,245,877)		12,831,034

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Great Consumer Fund	January 31, 2011
(unaudited)

		Shares or Principal Amount	Value
Right (NM)
Shangri-La Asia Ltd. (Hotels, Restaurants & Leisure)		6,666	$248

TOTAL RIGHT (Cost $0)			248

Cash Equivalent (4.8%)
Citibank Money Market Deposit Account, 0.05%		$668,486	668,486

TOTAL CASH EQUIVALENT (Cost $668,486)			668,486

TOTAL INVESTMENTS (Cost $13,914,363) — 97.4%			13,499,768

Net other assets (liabilities) — 2.6%			365,779

NET ASSETS — 100.0%			$13,865,547
*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NM	Not meaningful, amount is less than 0.05%.

GEM Great Consumer Fund invested in the following industries as of January 31, 2011:
		Value	% of Net Assets
Airlines		$669,950	4.8%
Automobiles		566,116	4.1%
Chemicals		574,907	4.2%
Commercial Banks		576,086	4.2%
Construction Materials		199,144	1.4%
Distributors		398,686	2.9%
Diversified Consumer Services		468,540	3.4%
Food & Staples Retailing		640,824	4.6%
Food Products		835,389	6.1%
Health Care Equipment & Supplies		168,761	1.2%
Hotels, Restaurants & Leisure		981,206	7.1%
Household Durables		293,023	2.1%
Industrial Conglomerates		131,102	0.9%
Insurance		185,547	1.3%
Internet Software & Services		90,280	0.6%
Machinery		124,723	0.9%
Media		466,825	3.4%
Multiline Retail		1,022,797	7.5%
Personal Products		457,853	3.3%
Pharmaceuticals		1,184,919	8.5%
Real Estate Management & Development		981,710	7.1%
Semiconductors & Semiconductor Equipment		85,422	0.6%
Specialty Retail		1,285,327	9.2%
Textiles, Apparel & Luxury Goods		257,541	1.9%
Tobacco		82,384	0.6%
Wireless Telecommunication Services		102,220	0.7%
Other**		1,034,265	7.4%
Total		$13,865,547	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Great Consumer Fund	January 31, 2011
(unaudited)

GEM Great Consumer Fund invested in securities with exposure to the following countries as of January 31, 2011:
	Value	% of Net Assets
Argentina	$191,833	1.4%
Brazil	1,888,869	13.5%
China	1,607,005	11.6%
Hong Kong	1,358,645	9.8%
India	1,165,761	8.4%
Indonesia	1,498,934	10.8%
Russia	1,447,134	10.4%
South Africa	1,195,912	8.7%
South Korea	1,022,572	7.5%
Taiwan	912,737	6.6%
Thailand	120,530	0.9%
Turkey	421,350	3.0%
Other**	1,034,265	7.4%
Total	$13,865,547	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	January 31, 2011
(unaudited)

		Shares or Principal Amount	Value
Common Stocks (81.6%)
51job, Inc. - ADR* (Professional Services)		4,980	$268,970
Ajisen China Holdings Ltd. (Hotels, Restaurants & Leisure)		122,000	185,778
Amorepacific Corp.* (Personal Products)		302	292,840
Aurobindo Pharma Ltd. (Pharmaceuticals)		12,792	331,581
Belle International Holdings Ltd. (Specialty Retail)		158,000	271,576
Big C Supercenter Public Co. Ltd. (Food & Staples Retailing)		50,300	132,390
Bona Film Group Ltd. - Sponsored ADR* (Media)		34,497	256,658
Celltrion, Inc.* (Pharmaceuticals)		3,000	96,415
China Agri-Industries Holdings Ltd. (Food Products)		451,000	481,029
Digital China Holdings Ltd. (Electronic Equipment, Instruments & Components)		62,000	119,487
E Ink Holdings, Inc.* (Electronic Equipment, Instruments & Components)		161,000	291,347
EVA Airways Corp.* (Airlines)		343,000	394,141
Far Eastern Department Stores Ltd. (Multiline Retail)		134,000	236,367
Formosa International Hotels Corp. (Hotels, Restaurants & Leisure)		23,000	394,790
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)		38,337	256,513
Gourmet Master Co. Ltd.* (Hotels, Restaurants & Leisure)		21,000	213,502
Hengan International Group Co. Ltd. (Personal Products)		38,000	285,693
Hengdeli Holdings Ltd. (Specialty Retail)		460,000	260,681
Hyundai Motor Co. Ltd. (Automobiles)		1,795	286,623
Hyundai Precision Industry Co.* (Auto Components)		2,136	492,557
I.T Ltd. (Specialty Retail)		374,000	255,216
Indofood Agri Resources Ltd.* (Food Products)		136,000	267,120
Infosys Technologies Ltd. (IT Services)		4,973	337,748
Kasikornbank Public Co. Ltd. (Commercial Banks)		33,600	125,170
Kuala Lumpur Kepong Berhad (Food Products)		10,100	70,436
L'Occitane International SA* (Specialty Retail)		102,500	273,459
LG Chem Ltd. (Chemicals)		500	187,912
Mahindra & Mahindra Ltd. (Automobiles)		24,127	374,926
Media Nusantara Citra PT (Media)		703,000	69,188
New Oriental Education & Technology Group, Inc. - Sponsored ADR* (Diversified Consumer Services)		6,141	605,871
OCI Co. Ltd.* (Chemicals)		1,357	461,677
PT Bank Central Asia Tbk (Commercial Banks)		190,500	119,023
PT Kalbe Farma Tbk (Pharmaceuticals)		365,000	114,025
PT Mayora Indah Tbk (Food Products)		202,000	225,611
PT Mitra Adiperkasa Tbk (Multiline Retail)		1,180,500	283,074
Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)		505	443,858
Shangri-La Asia Ltd. (Hotels, Restaurants & Leisure)		110,000	286,073
Tencent Holdings Ltd. (Internet Software & Services)		20,800	542,727
Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)		27,000	60,667
The Ambassador Hotel (Hotels, Restaurants & Leisure)		190,000	299,265
The Siam Cement Public Co. Ltd. (Construction Materials)		8,600	86,919
TPK Holding Co. Ltd.* (Electronic Equipment, Instruments & Components)		18,000	438,870
UTV Software Communications Ltd.* (Media)		9,965	103,568
TOTAL COMMON STOCKS (Cost $12,334,945)			11,581,341

Cash Equivalent (7.5%)
Citibank Money Market Deposit Account, 0.05%		$1,057,983	1,057,983

TOTAL CASH EQUIVALENT (Cost $1,057,983)			1,057,983

TOTAL INVESTMENTS (Cost $13,392,928) — 89.1%			12,639,324

Net other assets (liabilities) — 10.9%			1,546,104

NET ASSETS — 100.0%			$14,185,428

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	January 31, 2011
(unaudited)

Asia Great Consumer Fund invested in the following industries as of January 31, 2011:
	Value	% of Net Assets
Airlines	$394,141	2.8%
Auto Components	492,557	3.5%
Automobiles	661,549	4.7%
Chemicals	649,589	4.6%
Commercial Banks	244,193	1.7%
Construction Materials	86,919	0.6%
Diversified Consumer Services	605,871	4.3%
Electronic Equipment, Instruments & Components	849,704	6.0%
Food & Staples Retailing	132,390	0.9%
Food Products	1,044,196	7.4%
Hotels, Restaurants & Leisure	1,379,408	9.7%
IT Services	337,748	2.4%
Internet Software & Services	542,727	3.8%
Media	429,414	3.0%
Multiline Retail	519,441	3.7%
Oil, Gas & Consumable Fuels	60,667	0.4%
Personal Products	578,533	4.1%
Pharmaceuticals	798,534	5.6%
Professional Services	268,970	1.9%
Semiconductors & Semiconductor Equipment	443,858	3.1%
Specialty Retail	1,060,932	7.4%
Other**	2,604,087	18.4%
Total	$14,185,428	100.0%

Asia Great Consumer Fund invested in securities with exposure to the following countries as of January 31, 2011:
	Value	% of Net Assets
China	$2,145,697	15.1%
Hong Kong	1,947,521	13.6%
India	1,404,336	9.9%
Indonesia	810,921	5.7%
Malaysia	70,436	0.5%
Singapore	267,120	1.9%
South Korea	2,261,882	16.0%
Taiwan	2,268,282	16.1%
Thailand	405,146	2.8%
Other**	2,604,087	18.4%
Total	$14,185,428	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments

January 31, 2011

(unaudited)

1.

Organization

Mirae Asset Discovery Funds (the “Trust”) was organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). Currently, the Trust consists of the following six series: Global Emerging Markets Sector Leader Fund (“GEM Sector Leader Fund”), Asia Sector Leader Fund, China Sector Leader Fund, Brazil Sector Leader Fund, Global Emerging Markets Great Consumer Fund (“GEM Great Consumer Fund”) and the Asia Great Consumer Fund.  Each may be referred to individually as a “Fund” and collectively as the “Funds.”

The GEM Sector Leader Fund, Asia Sector Leader Fund, GEM Great Consumer Fund and Asia Great Consumer Fund are each classified as diversified under the 1940 Act. The China Sector Leader Fund and the Brazil Sector Leader Fund are each classified as non-diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares.

2.

Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their schedules of portfolio investments. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Investment Valuation

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Most securities listed on a foreign exchange are valued at the most recent sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise “fair value” will be determined in accordance with fair value procedures approved by the Board of Trustees (the “Board”).

Equity securities listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their most recent sale price on the relevant exchange as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, “fair value” of the security will be determined in accordance with fair value procedures approved by the Board.

The Funds may invest in American Depositary Receipts (“ADRs”).  For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks.  ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank.  ADRs are an alternative to purchasing the underlying securities in their national markets and currencies.  ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers such as foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.  However, by investing in ADRs rather than directly in foreign issuers’ stock, the Funds can avoid currency risks during the settlement period for either purchases or sales.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

January 31, 2011

(unaudited)

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed (“Local Currency”), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date as provided by an independent pricing service or reporting agency.

Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above.

Securities for which market quotations are not readily available (including securities for which a Fund’s Investment Manager determines that the closing market prices do not represent the securities’ current value because of an intervening “significant event”) will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security’s trading has been halted or suspended, when the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value. Each Fund’s Investment Manager believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service or by Mirae Asset USA’s Valuation Committee, in accordance with a valuation policy approved by the Board to take those factors into account.

The Funds use fair value pricing to seek to ensure that each Fund’s net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by the Funds on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s net asset value by short term traders.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•

Level 1—quoted prices in active markets for identical assets

•

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•

Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.  For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost.  Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Pursuant to the valuation procedures noted previously, equity securities (including foreign equity securities) are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security). Certificates of Deposit, Time Deposits and Repurchase Agreements are all generally categorized as a Level 2 security in the fair value hierarchy.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

January 31, 2011

(unaudited)

A summary of the valuations as of January 31, 2011, based upon the three levels defined above, are included in the table below:

	Level 1	Level 2	Level 3	Total Investments
GEM Sector Leader Fund
Common Stocks
Airlines	$-	$74,298	$-	$74,298
Chemicals	-	1,122,557	-	1,122,557
Commercial Banks	1,106,322	391,864	-	1,498,186
Electrical Equipment	-	369,867	-	369,867
Food & Staples Retailing	-	447,817	-	447,817
Food Products	163,428	259,651	-	423,079
Insurance	-	383,456	-	383,456
Machinery	103,294	131,535	-	234,829
Marine	-	95,804	-	95,804
Metals & Mining	703,026	271,510	-	974,536
Multiline Retail	216,963	63,808	-	280,771
Oil, Gas & Consumable Fuels	564,051	373,154	-	937,205
Personal Products	-	154,124	-	154,124
Pharmaceuticals	92,704	86,395	-	179,099
Semiconductors & Semiconductor Equipment	-	569,967	-	569,967
Water Utilities	-	155,256	-	155,256
Other Common Stocks	4,061,034	-	-	4,061,034
Preferred Stocks	1,703,743	-	-	1,703,743
Cash Equivalent	-	839,908	-	839,908
Total Investments	$8,714,565	$5,790,971	$-	$14,505,536

Asia Sector Leader Fund
Common Stocks
Automobiles	$487,764	$-	$-	$487,764
Commercial Banks	281,083	541,191	-	822,274
Communications Equipment	267,496	-	-	267,496
Computers & Peripherals	288,135	-	-	288,135
Electronic Equipment, Instruments & Components	316,962	-	-	316,962
Food Products	204,744	342,515	-	547,259
Hotels, Restaurants & Leisure	199,050	-	-	199,050
IT Services	304,392	-	-	304,392
Internet Software & Services	616,367	-	-	616,367
Machinery	208,391	172,912	-	381,303
Multiline Retail	255,770	108	-	255,878
Paper & Forest Products	147,001	-	-	147,001
Specialty Retail	240,111	-	-	240,111
Tobacco	174,795	-	-	174,795
Other Common Stocks	-	5,283,270	-	5,283,270
Cash Equivalent	-	209,601	-	209,601
Total Investments	$3,992,061	$6,549,597	$-	$10,541,658

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

January 31, 2011

(unaudited)

	Level 1	Level 2	Level 3	Total Investments
China Sector Leader Fund
Common Stocks
Commercial Banks	$411,082	$-	$-	$411,082
Hotels, Restaurants & Leisure	304,296	-	-	304,296
Internet Software & Services	325,836	749,474	-	1,075,310
Pharmaceuticals	124,803	341,874	-	466,677
Specialty Retail	370,055	368,820	-	738,875
Other Common Stocks	-	4,776,530	-	4,776,530
Cash Equivalent	-	420,359	-	420,359
Total Investments	$1,536,072	$6,657,057	$-	$8,193,129

Brazil Sector Leader Fund
Common Stocks	$5,339,555	$-	$-	$5,339,555
Preferred Stocks	2,575,770	-	-	2,575,770
Cash Equivalent	-	69,054	-	69,054
Total Investments	$7,915,325	$69,054	$-	$7,984,379

GEM Great Consumer Fund
Common Stocks
Chemicals	$-	$574,907	$-	$574,907
Food Products	623,171	212,218	-	835,389
Hotels, Restaurants & Leisure	757,300	223,657	-	980,957
Multiline Retail	653,518	369,279	-	1,022,797
Pharmaceuticals	376,281	808,638	-	1,184,919
Real Estate Management & Development	670,916	310,794	-	981,710
Specialty Retail	590,419	694,908	-	1,285,327
Other Common Stocks	5,965,028	-	-	5,965,028
Right	248	-	-	248
Cash Equivalent	-	668,486	-	668,486
Total Investments	$9,636,881	$3,862,887	$-	$13,499,768

Asia Great Consumer Fund
Common Stocks
Chemicals	$-	$649,589	$-	$649,589
Electronic Equipment, Instruments & Components	730,217	119,487	-	849,704
Food Products	296,047	748,149	-	1,044,196
Hotels, Restaurants & Leisure	907,558	471,850	-	1,379,408
Internet Software & Services	-	542,727	-	542,727
Multiline Retail	236,367	283,074	-	519,441
Personal Products	292,840	285,693	-	578,533
Pharmaceuticals	370,537	427,997	-	798,534
Semiconductors & Semiconductor Equipment	-	443,858	-	443,858
Specialty Retail	273,459	787,473	-	1,060,932
Other Common Stocks	3,714,419	-	-	3,714,419
Cash Equivalent	-	1,057,983	-	1,057,983
Total Investments	$6,821,444	$5,817,880	$-	$12,639,324

For the quarter ended January 31, 2011 there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.

Significant transfers between Levels 1 and 2 that occurred on recognition dates due to implementation of systematic fair value procedures affecting Eastern Hemisphere portfolio holdings are as follows:

	Transfers from	Transfers from
	Level 1 to Level 2	Level 2 to Level 1
GEM Sector Leader Fund
Common Stocks	$2,041,273	$-

Asia Sector Leader Fund
Common Stocks	$3,481,367	$-

China Sector Leader Fund
Common Stocks	$2,359,608	$-

GEM Great Consumer Fund
Common Stocks	$2,123,925	$-

Asia Great Consumer Fund
Common Stocks	$2,969,584	$-

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

January 31, 2011

(unaudited)

Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3.

Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date of this filing.  There are no subsequent events to report.

4.

Investment Risks

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risks arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Emerging Markets Risks

The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the Funds’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds’ loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.

5.

Federal Income Tax Information

At January 31, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
GEM Sector Leader Fund	$14,542,449	$483,286	$(520,199)	$(36,913)
Asia Sector Leader Fund	10,456,525	491,654	(406,521)	85,133
China Sector Leader Fund	8,276,905	288,338	(372,114)	(83,776)
Brazil Sector Leader Fund	8,005,296	368,961	(389,878)	(20,917)
GEM Great Consumer Fund	13,947,646	369,421	(817,299)	(447,878)
Asia Great Consumer Fund	13,445,506	203,769	(1,009,951)	(806,182)

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Mirae Asset Discovery Funds

By (Signature and Title)    /s/ Joel B. Engle

Joel B. Engle, Treasurer and Principal Financial Officer

Date March  25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Hun Jun Jang

Hun Jun Jang, President and Principal Executive Officer

Date March  25, 2011

By (Signature and Title)    /s/ Joel B. Engle

Joel B. Engle, Treasurer and Principal Financial Officer

Date March  25, 2011